Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2023		Jun. 30, 2023
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities		$ 1,896,477		$ 1,952,746
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities		1,241,841	[1]	1,192,898
Warehouse [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities		497,248	[2]	607,870
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities	[3]	$ 157,388		$ 151,978

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of December 31, 2023, the Company has paid $696,584 for the first installment to the lessee.
[2]	The operating lease liabilities is the net present value of the remaining lease payments as of December 31, 2023 and June 30, 2023. The discount rate used for the warehouse operating lease was 4.45%. The remaining lease term for the warehouse operating lease was 1.92 years.
[3]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of December 31, 2023, the Company has paid $ 61,919 to the lessee.